Variable interest entities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Variable interest entities
Variable interest entities

Note 16. Variable interest entities

Sirius Group consolidates the results of operations and financial position of every voting interest entity (“VOE”) in which it has a controlling financial interest and VIEs in which it is considered to be the primary beneficiary. The consolidation assessment, including the determination as to whether an entity qualifies as a VOE or VIE, depends on the facts and circumstances surrounding each entity.

Sirius Group has determined that Alstead Re is a VIE for which Sirius Group is the primary beneficiary and is required to consolidate it.  The following table presents Alstead Re’s assets and liabilities, as classified in the Consolidated Balance Sheets as at September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018	December 31, 2017
Assets:
Fixed maturity investments, trading at fair value	$4.0	$—
Short-term investments, at fair value	0.3	—
Cash	0.2	4.5
Total investments	4.5	4.5
Insurance and reinsurance premiums receivable	6.2	4.1
Funds held by ceding companies	4.0	2.7
Deferred acquisition costs	1.5	1.3
Other assets	0.1	—
Total assets	$16.3	$12.6
Liabilities
Loss and loss adjustment expense reserves	$4.2	$3.5
Unearned insurance and reinsurance premiums	6.5	4.3
Total liabilities	$10.7	$7.8

Sirius Group is a passive investor in certain third-party-managed hedge and private equity funds, some of which are VIEs. Sirius Group is not involved in the design or establishment of these VIEs, nor does it actively participate in the management of the VIEs. The exposure to loss from these investments is limited to the carrying value of the investments at the balance sheet date.

Sirius Group calculates maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where Sirius Group has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Sirius Group does not have any VIEs that it sponsors nor any VIEs where it has recourse to it or has provided a guarantee to the VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which Sirius Group holds a variable interest, as well as the maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
	Total VIE	On-Balance	Off-Balance
(Millions)	Assets	Sheet	Sheet	Total
September 30, 2018
Other long-term investments(1)	$1,525.5	$187.3	$34.2	$221.5
Total at September 30, 2018	$1,525.5	$187.3	$34.2	$221.5
December 31, 2017
Other long-term investments(1)	$1,378.1	$108.2	$57.4	$165.6
Total at December 31, 2017	$1,378.1	$108.2	$57.4	$165.6

(1)Comprised primarily of hedge funds and private equity funds.

Note 21. Variable interest entities

Sirius Group consolidates the results of operations and financial position of every voting interest entity (“VOE”) in which it has a controlling financial interest and VIEs in which it is considered to be the primary beneficiary. The consolidation assessment, including the determination as to whether an entity qualifies as a VOE or VIE, depends on the facts and circumstances surrounding each entity.

Sirius Group has determined that Alstead Re is a VIE for which Sirius Group is the primary beneficiary and is required to consolidate it. The following table presents Alstead Re’s assets and liabilities, as classified in the Consolidated Balance Sheets as at December 31, 2017 and 2016:

	2017	2016
	(Millions)
Assets:
Cash	$4.5	$1.2
Total investments	4.5	1.2
Insurance and reinsurance premiums receivable	4.1	1.0
Funds held by ceding companies	2.7	—
Ceded unearned insurance and reinsurance premiums	—	0.1
Deferred acquisition costs	1.3	0.2
Total assets	$12.6	$2.5
Liabilities
Loss and loss adjustment expense reserves	$3.5	$0.3
Unearned insurance and reinsurance premiums	4.3	0.4
Other liabilities	—	0.1
Total liabilities	$7.8	$0.8

Sirius Group is a passive investor in certain third-party-managed hedge and private equity funds, some of which are VIEs. Sirius Group is not involved in the design or establishment of these VIEs, nor does it actively participate in the management of the VIEs. The exposure to loss from these investments is limited to the carrying value of the investments at the balance sheet date.

Sirius Group calculates maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where Sirius Group has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Sirius Group does not have any VIEs that it sponsors nor any VIEs where it has recourse to it or has provided a guarantee to the VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which Sirius Group holds a variable interest, as well as the maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
	Total VIE	On-Balance	Off-Balance
	Assets	Sheet	Sheet	Total
	(Millions)
December 31, 2017
Other long-term investments(1)	$1,378.1	$108.2	$57.4	$165.6
Total at December 31, 2017	$1,378.1	$108.2	$57.4	$165.6
December 31, 2016
Other long-term investments(1)	$42.3	$32.5	$67.5	$100.0
Total at December 31, 2016	$42.3	$32.5	$67.5	$100.0
(1)	Comprised primarily of hedge funds and private equity funds.